Schedule II - Condensed Financial Information of Parent - Statements of Operations (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Net investment income	$ 2,310.9	$ 2,416.3	$ 4,697.9	$ 4,968.8	$ 4,987.0
Realized capital gains (losses)	(1,440.7)	(764.2)	(1,280.8)	(1,531.4)	(1,678.0)
Total revenues	3,959.2	4,847.2	9,615.3	9,718.8	9,274.2
Expenses:
Interest expense	88.2	62.4	153.7	139.3	332.5
Operating expenses	1,529.3	1,472.0	3,155.0	3,030.8	3,033.5
Income (loss) before income taxes	(289.5)	340.2	606.0	277.8	37.8
Income tax expense (benefit)	21.3	8.9	(5.2)	175.0	171.0
Net income (loss) before equity in earnings of subsidiaries	(310.8)	331.3	611.2	102.8	(133.2)
Equity in earnings of subsidiaries	0		0	0	0
Net income (loss) available to ING U.S., Inc.'s common shareholder	(294.2)	129.2	473.0	(88.1)	(122.9)
Parent Issuer
Revenues:
Net investment income	25.2	1.7	2.4	10.9	19.7
Realized capital gains (losses)	0	0	0	(42.2)	(155.8)
Credit facility fee income			5.4	4.6	5.4
Other revenue			7.1	15.1	13.8
Total revenues	28.0	14.0	14.9	(11.6)	(116.9)
Expenses:
Interest expense	56.3	22.5	74.1	61.7	249.0
Operating expenses	6.9	4.6	30.5	11.9	11.9
Total expenses			104.6	73.6	260.9
Income (loss) before income taxes	(35.2)	(13.1)	(89.7)	(85.2)	(377.8)
Income tax expense (benefit)	(3.5)	13.1	(349.4)	363.0	151.0
Net income (loss) before equity in earnings of subsidiaries	(31.7)	(26.2)	259.7	(448.2)	(528.8)
Equity in earnings of subsidiaries	(262.5)	155.4	213.3	360.1	405.9
Net income (loss) available to ING U.S., Inc.'s common shareholder	$ (294.2)	$ 129.2	$ 473.0	$ (88.1)	$ (122.9)